Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of short term borrowings

The balance of short-term borrowings consisted of the following:

	Annual Interest		As of December 31,
	Rate	Maturity	2023	2024
			RMB	RMB
Bank of Ningbo	3.3%-4.5%	May, July and October 2025	-	20,800
Bank of Beijing	3.00%	August, 2025	-	10,000
Industrial Bank	3.20%	March, 2025	-	10,000
Bank of Hangzhou	3.55%-3.60%	June and November 2025	-	10,000
Bank of Nanjing	3.60%	January, June and July 2025	-	9,670
Bank of China	2.35%	November, 2025	-	5,000
China Merchants Bank	2.80%	February, 2025	-	2,000
Bank of Ningbo	3.9%-4.1%	June, 2024	19,381	-
Bank of Beijing	3.00%-3.45%	July, 2024	10,000	-
Bank of China	2.35%	November, 2024	5,000	-
China Merchants Bank	3.20%-3.25%	April, 2024	5,000	-
Total			39,381	67,470